Future Minimum Rents (Tables)	12 Months Ended
Dec. 31, 2014
Future Minimum Rents
Future minimum receipts from tenants

2015	$2,415,603
2016	2,801,931
2017	2,797,169
2018	2,709,215
2019	2,595,764
Thereafter	24,675,671
Total	$37,995,353